Joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates

								$ million
	2023			2022				2021
	Joint ventures	Associates	Total	Joint ventures	Associates		Total	Joint ventures	Associates	Total
Income for the period	1,619	2,106	3,725	2,589	1,383	[A]	3,972	1,955	2,142	4,097
Other comprehensive (loss)/income for the period	(183)	—	(183)	21	—		21	(106)	—	(106)
Comprehensive income for the period	1,436	2,106	3,542	2,610	1,383		3,993	1,849	2,142	3,991
[A]Includes an impairment charge of $1,614 million related to Sakhalin-2. (See Note 14).

Summary of Carrying Amount of Interests in Joint Ventures and Associates

	$ million
	Dec 31, 2023			Dec 31, 2022
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	17,382	7,075	24,457	17,056	6,808	23,864

Summary of Transactions with Joint Ventures and Associates

	$ million
	2023	2022	2021
Sales and charges to joint ventures and associates	10,223	12,230	8,509
Purchases and charges from joint ventures and associates	15,084	22,286	13,584
[A]Includes 25% (2022: 29%) of sales and 19% (2022: 16%) purchases in transactions with one joint venture operating in the oil trading business.

Summary of Other Arrangements in Respect of Joint Ventures and Associates

	$ million
	Dec 31, 2023	Dec 31, 2022
Commitments to make purchases from joint ventures and associates [A]	1,397	1,234
Commitments to provide debt or equity funding to joint ventures and associates	405	567
[A]Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with LNG processing fees and transportation capacity. Shell has other purchase obligations related to joint ventures and associates that are not fixed or determinable and are principally intended to be resold in a short period of time through sales agreements with third parties. These include long-term LNG and natural gas purchase commitments and commitments to purchase refined products or crude oil at market prices.